GOODWILL AND INTANGIBLE ASSETS, NET - PA FAI CALLE 77 - Net assets acquired (Details) - PA FAI Calle 77 acquisition - COP ($) $ in Millions		12 Months Ended
	Mar. 01, 2022	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 799
Accounts receivable	299
Premises and equipment, net	3
Investments property	60,850
Other assets	78
Total Assets	62,029
LIABILITIES
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total Liabilities	1,462
Net assets acquired	60,567
Gain from a bargain purchase	$ 2,433	$ 2,433